Non-controlling interests - Narrative (Details) € / shares in Units, R / shares in Units, € in Millions, R in Millions				1 Months Ended		7 Months Ended	12 Months Ended
	Apr. 25, 2023 ZAR (R)	Apr. 25, 2023 EUR (€) € / shares	Apr. 24, 2023	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023	Dec. 31, 2025 ZAR (R) R / shares shares	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Jan. 10, 2020
Disclosure of subsidiaries [line items]
Acquisition of NCI							R 45	R 0	R 1,009
Keliber
Disclosure of subsidiaries [line items]
Dividend payables	R 792
Finnish Mineral Group | Keliber
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares	1,096	€ 53.9
NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired										12.05%
Proportion of voting rights held by non-controlling interests							49.90%	49.90%	49.90%
Proportion of ownership interest in subsidiary							49.90%	49.77%	49.72%
Number of new shares purchased in subsidiary (in shares) | shares							1,400,000
Weighted average share price (in USD/ZAR per share) | R / shares							R 32.18
Acquisition of NCI							R 45
Weighted average share price (in EUR per share) | R / shares							R 32.18
Keliber
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						79.82%	79.82%
Acquisition of NCI									R 103
Payments to acquire or redeem entity's shares	R 1,009	50.2		R 103	€ 5.2				R 1,009
Issue of equity | €		€ 104.0
Keliber | Finnish Mineral Group
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%	14.00%
Keliber | Minority shareholders
Disclosure of subsidiaries [line items]
Weighted average share price (in USD/ZAR per share) | € / shares		€ 157.28
Proportion of ownership interests held by non-controlling interests									0.79%
Weighted average share price (in EUR per share) | € / shares		€ 157.28